Earnings Per Share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares excluded from dilutive shares outstanding due to restrictions (in shares)		16,653,624	11,674,141
Common Class A
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares excluded from dilutive shares outstanding (in shares)	116,031,381
Antidilutive shares (in shares)	113,497,613
Shares excluded from dilutive shares outstanding due to performance conditions (in shares)	2,533,768